           As filed with the Securities and Exchange Commission on June 13, 2005
                                                             File Nos. 333-81103
                                                                       811-07711
--------------------------------------------------------------------------------
      --------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

      REGISTRATION STATEMENT UNDER THE
      SECURITIES ACT OF 1933                      [ ]

      PRE-EFFECTIVE AMENDMENT NO.                 [ ]
      POST-EFFECTIVE AMENDMENT NO. 11             [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 33 [X]
                        (Check Appropriate Box or Boxes)

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
                           (Exact Name of Registrant)

                       JOHN HANCOCK LIFE INSURANCE COMPANY
                               (Name of Depositor)

                        WEALTH MANAGEMENT LAW DEPARTMENT
                   601 CONGRESS STREET, BOSTON, MA 02210-2805
         (Address Of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, Including Area Code: (617) 572-9196

                           ARNOLD R. BERGMAN, ESQUIRE
                       JOHN HANCOCK LIFE INSURANCE COMPANY
                        WEALTH MANAGEMENT LAW DEPARTMENT
                                601 CONGRESS ST.
                              BOSTON, MA 02210-2805
                     (Name and Address of Agent for Service)

                            -------------------------

                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007
                           --------------------------

It is proposed that this filing become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on May 2, 2005 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on _______, 2005 pursuant to paragraph (a)(1) of Rule 485

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

 (VERSION I "Revolution Value", VERSION II "Revolution Value II" and VERSION III
      "Wealthbuilder" included in Registrants Form N-4, File No 333-81103, filed on April 29, 2005 and incorporated by reference herein)

                         SUPPLEMENT DATED JUNE 13, 2005
                TO THE WEALTH BUILDER VARIABLE ANNUITY PROSPECTUS
                                DATED MAY 2, 2005

This Supplement is intended to be distributed with the Wealth Builder Variable Annuity prospectus dated May 2, 2005 for variable certain annuity contracts issued by John Hancock Life Insurance Company. We refer to that prospectus as the "Product Prospectus" in this Supplement.

We supplement the Product Prospectus as follows:

1. ADDITIONAL VARIABLE INVESTMENT OPTIONS. Effective June 13, 2005, we are providing 16 variable investment options that are in addition to the variable investment options listed on the first page of the Product Prospectus. The additional variable investment options are as follows:

                            Health Sciences
                            Small Cap Growth
                            Mid Cap Stock
                            Financial Services
                            Overseas Equity
                            Large Cap Growth
                            Blue Chip Growth
                            Real Estate Securities
                            Small Cap Value
                            Mid Value
                            Equity-Income
                            Managed
                            High Yield
                            Global Bond
                            Total Return
                            Short-Term Bond

2. GUIDE TO THE PROSPECTUS. We delete the first paragraph in the section entitled "Guide to this Prospectus," and insert the following in its place:

                  We may add, modify, or delete any variable investment option in the future.

3. FEE TABLES. We delete the table of Total Annual Portfolio Operating Expenses table shown on page 5 of the Product Prospectus, and insert the following in its place:

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                          MINIMUM    MAXIMUM
-----------------------------------------                          -------    -------
Range of expenses that are deducted from fund assets, including
management fees, and other expenses                               0.50%      1.16%

In addition, we add the following information to the table of portfolio expenses shown on page 6 of the Product Prospectus, revise footnote B to that table, and add new footnotes C and D as follows:

                                                                TOTAL
                                                      OTHER     ANNUAL
PORTFOLIO                         MANAGEMENT FEES   EXPENSES   EXPENSES
-------------------------------   ---------------   --------   --------
JOHN HANCOCK TRUST - NAV SHARES
Health Sciences Trust (C)              1.05%          0.11%     1.16%
Small Cap Growth Trust (A)             1.08%          0.07%     1.15%
Mid Cap Stock Trust                    0.86%          0.05%     0.91%
Financial Services Trust               0.88%          0.08%     0.96%
Overseas Equity Trust (A)              1.05%          0.09%     1.14%
Large Cap Growth Trust                 0.85%          0.06%     0.91%
Blue Chip Growth Trust (C)             0.82%          0.04%     0.86%
Real Estate Securities Trust           0.70%          0.05%     0.75%
Small Cap Value Trust (A)              1.08%          0.08%     1.16%
Mid Value Trust (A) (C)                1.01%          0.07%     1.08%
Equity-Income Trust (C)                0.81%          0.05%     0.86%
Managed Trust                          0.73%          0.04%     0.77%
High Yield Trust                       0.68%          0.07%     0.75%
Global Bond Trust                      0.70%          0.10%     0.80%

                                                              TOTAL
                                                    OTHER     ANNUAL
PORTFOLIO                       MANAGEMENT FEES   EXPENSES   EXPENSES
-----------------------------   ---------------   --------   --------
Total Return Trust                   0.70%          0.05%     0.75%
Short-Term Bond Trust (A) (+)        0.58%          0.05%     0.63%

(+) Commencment of operations - April 29, 2005

(A) Based on estimates for the current fiscal year.

(B) The Series Fund sells these portfolios only to certain variable life insurance and variable annuity separate accounts of JHLICO and its affiliates. Each portfolio is subject to an expense cap pursuant to an agreement between the Series Fund and the Advisor. The fees in the table reflect such expense cap. The expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the portfolio) in an amount so that the rate of the portfolio's "Annual Operating Expenses" does not exceed the rate noted in the table above under "Total Annual Expenses." A portfolio's annual operating Expenses including advisory fees, but excludes, taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the portfolio not incurred in the ordinary course of the portfolio's business. Under the Agreement, the Adviser's obligation to provide the expense cap with respect to a particular portfolio terminates only if the Series Fund, without the prior written consent of the Adviser, sells shares of the portfolio to (or has shares of the portfolio held by) any person other than the variable life or variable annuity insurance separate accounts of JHLICO or any of its affiliates that are specified in the agreement.

(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust and the Equity-Income Trust, the Mid Value Trust, and the Small Company Value Trust. The waiver is based on the combined assets of these portfolios. Once these combined assets exceed specified amounts, the fee reduction is increased. The fee reductions are applied to the advisory fees of each of the portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:

                         MANAGEMENT   TOTAL ANNUAL
PORTFOLIO                   FEES        EXPENSES
----------------------   ----------   ------------
Health Sciences Trust      1.02%          1.13%
Blue Chip Growth Trust     0.79%          0.83%
Equity-Income Trust        0.78%          0.83%
Mid Value Trust            0.98%          1.05%

(D) Financial Services Trust. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services Trust to the amounts shown below. This advisory fee waiver may be terminated at any time.

                                       BETWEEN $50
                                       MILLION AND   EXCESS OVER
                           FIRST $50      $500          $500
PORTFOLIO                   MILLION*    MILLION*      MILLION*
---------                  ---------   -----------   -----------
Financial Services Trust     0.85%        0.80%         0.75%

*as a percentage of average annual net assets.

If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" would have been as follows:

                           MANAGEMENT   TOTAL ANNUAL
PORTFOLIO                     FEES        EXPENSES
------------------------   ----------   ------------
Financial Services Trust     0.83%          0.91%

4. EXAMPLES. We replace the example tables on pages 6 and 7 of the Product Prospectus with the following information:

Wealth Builder Variable Annuity - maximum fund-level total operating expenses

-------------------------------------------------------------------------------------------------------------
                                                      1 YEAR       3 YEARS       5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
If you surrender the contract at the end of the       $1,001       $1,575        $2,168         $3,916
applicable time period:
-------------------------------------------------------------------------------------------------------------
If you annuitize, or do not surrender the contract    $371         $1,126        $1,899         $3,916
at the end of the applicable time period:
-------------------------------------------------------------------------------------------------------------

Wealth Builder Variable Annuity - minimum fund-level total operating expenses

-------------------------------------------------------------------------------------------------------------
                                                      1 YEAR       3 YEARS       5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------
If you surrender the contract at the end of the       $809         $1,003        $1,223         $2,080
applicable time period:
-------------------------------------------------------------------------------------------------------------
If you annuitize, or do not surrender the contract    $179         $556          $957           $2,080
at the end of the applicable time period:
-------------------------------------------------------------------------------------------------------------

5. INFORMATION ABOUT THE FUNDS. We add the following information about the underlying funds for the additional variable investment options to the table on pages 21 and 22 of the Product Prospectus:

PORTFOLIO                PORTFOLIO MANAGER                     INVESTMENT DESCRIPTION
---------------------    -----------------    -------------------------------------------------------
HEALTH SCIENCES TRUST    T. Rowe Price        seeks long-term capital appreciation by investing,
                         Associates, Inc.     under normal market conditions, at least 80% of its net
                                              assets (plus any borrowings for investment purposes) in

PORTFOLIO                PORTFOLIO MANAGER    INVESTMENT DESCRIPTION
---------------------    -----------------    ------------------------------------------------------
                                              common stocks of companies engaged in the research,
                                              development, production, or distribution of products
                                              or services related to health care, medicine, or the
                                              life sciences (collectively termed "health sciences").

SMALL CAP GROWTH         Wellington           Seeks long-term capital appreciation by investing,
TRUST                    Management           under normal market conditions, primarily in
                         Company, LLP         small-cap companies that are believed to offer
                                              above average potential for growth in revenues and
                                              earnings.

MID CAP STOCK TRUST      Wellington           seeks long-term growth of capital by investing
                         Management           primarily in equity securities of mid-size
                         Company, LLP         companies with significant capital appreciation
                                              potential.

FINANCIAL SERVICES       Davis Advisors       seeks growth of capital by investing primarily in
TRUST                                         common stocks of financial companies.  During normal
                                              market conditions, at least 80% of the portfolio's net
                                              assets (plus any borrowings for investment purposes)
                                              are invested in companies that are principally engaged
                                              in financial services.  A company is "principally
                                              engaged" in financial services if it owns financial
                                              services-related assets constituting at least 50% of
                                              the value of its total assets, or if at least 50% of
                                              its revenues are derived from its provision of
                                              financial services.

OVERSEAS EQUITY TRUST    Capital Guardian     seeks long-term capital appreciation by investing,
                         Trust Company        under normal market conditions, at least 80% of its
                                              assets in equity securities of companies outside the
                                              U.S. in a diversified mix of large established and
                                              medium-sized foreign companies located primarily in
                                              developed countries and, to a lesser extent, in
                                              emerging markets.

LARGE CAP GROWTH         Fidelity             seeks long-term growth of capital by investing, under
TRUST                    Management &         normal market conditions, at least 80% of its net
                         Research Company     assets (plus any borrowings for investment purposes)
                                              in equity securities of companies with large market
                                              capitalizations.

BLUE CHIP GROWTH         T. Rowe Price        seeks to achieve long-term growth of capital (current
TRUST                    Associates, Inc.     income is a secondary objective) by investing, under
                                              normal market conditions, at least 80% of the
                                              portfolio's total assets in the common stocks of large
                                              and medium-sized blue chip growth companies. Many of
                                              the stocks in the portfolio are expected to pay
                                              dividends.

REAL ESTATE              Deutsche Asset       seeks to achieve a combination of long-term capital
SECURITIES TRUST         Management Inc.      appreciation and current income by investing, under
                                              normal market conditions, at least 80% of its net
                                              assets (plus any borrowings for investment purposes)
                                              in equity securities of real estate investment trusts
                                              ("REITS") and real estate companies.

SMALL CAP VALUE TRUST    Wellington           seeks long-term capital appreciation by investing,
                         Management           under normal market conditions, at least 80% of its
                         Company, LLP         assets in small-cap companies that are believed to be
                                              undervalued by various measures and offer good
                                              prospects for capital appreciation.

MID VALUE TRUST          T. Rowe Price        seek long-term capital appreciation by investing,
                         Associates, Inc.     under normal market conditions, primarily in a
                                              diversified mix of common stocks of mid size U.S.
                                              companies that are believed to be undervalued by
                                              various measures and offer good prospects for capital
                                              appreciation.

EQUITY-INCOME TRUST      T. Rowe Price        seeks to provide substantial dividend income and also
                         Associates, Inc.     long-term capital appreciation by investing primarily
                                              in dividend-paying common stocks, particularly of
                                              established companies with favorable prospects for
                                              both increasing dividends and capital appreciation.

PORTFOLIO               PORTFOLIO MANAGER    INVESTMENT DESCRIPTION
---------------------   ------------------   ------------------------------------------------------
MANAGED TRUST           Independence         seeks income and long-term capital appreciation by
                        Investment LLC       investing primarily in a diversified mix of: (a)
                                             common stocks of large and mid sized U.S. companies,
                        Capital Guardian     and (b) bonds with an overall intermediate term
                        Trust Company        average maturity.

                        Declaration
                        Management &
                        Research LLC

HIGH YIELD TRUST        Saloman Brothers     seeks to realize an above-average total return over a
                        Asset Management     market cycle of three to five years, consistent with
                        Inc                  reasonable risk, by investing primarily in high yield
                                             debt securities, including corporate bonds and other
                                             fixed-income securities.

GLOBAL BOND TRUST       Pacific Investment   seeks to realize maximum total return, consistent with
                        Management Company   preservation of capital and prudent investment
                                             management by investing the portfolio's assets
                                             primarily in fixed income securities denominated in
                                             major foreign currencies, baskets of foreign
                                             currencies (such as the ECU), and the U.S. dollar.

TOTAL RETURN TRUST      Pacific Investment   seeks to realize maximum total return, consistent with
                        Management Company   preservation of capital and prudent investment
                                             management by investing, under normal market
                                             conditions, at least 65% of the portfolio's assets in
                                             a diversified portfolio of fixed income securities of
                                             varying maturities. The average portfolio duration
                                             will normally vary within a three- to six-year time
                                             frame based on the subadviser's forecast for interest
                                             rates.

SHORT-TERM BOND TRUST   Declaration          Seeks income and capital appreciation by investing at
                        Management &         least 80% of its assets in a diversified mix of debt
                        Research LLC         securities and instruments.

YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH FUND BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUS. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

Wealth Builder Supp 2005-6-13

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

         (included in Registrants Form N-4, File No 333-81103, filed on
              April 29, 2005 and incorporated by reference herein)

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS.

            Incorporated by reference to Post-Effective Amendment No 11 to File No 333-81103 filed on April 29, 2005

(B) EXHIBITS:

1. John Hancock Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account H, dated April 8, 1996; incorporated herein by reference to the Registrant's Registration Statement, filed with the Commission on July 18, 1996.

2.          Not Applicable.

3.    (a)   Form of Distribution and Servicing Agreement by Signator Investors,
            Inc. (formerly known as "John Hancock Distributors, Inc."), John
            Hancock Life Insurance Company (formerly known as "John Hancock
            Mutual Life Insurance Company"), and John Hancock Variable Life
            Insurance Company, incorporated by reference from Pre-Effective
            Amendment No. 2 to Form S-6 Registration Statement for John Hancock
            Variable Life Account S (File No. 333-15075) filed April 18, 1997.

      (b) Specimen Variable Contracts Selling Agreement between Signator Investors, Inc., and selling broker-dealers, incorporated by reference to Post-Effective Amendment Number 5 to File 333-16949, filed on Form N-4 on November 17, 2000.

4.    (a)   Reserved

      (b)   Reserved

      (c) Form of deferred combination fixed and variable annuity contract, incorporated by reference to this File on August 9, 1999.

      (d) Form of waiver of withdrawal charge rider, incorporated by reference to this File on August 9, 1999.

      (e) Form of guaranteed retirement income benefit rider, incorporated by reference to this File on August 9, 1999.

      (f) Form of death benefit enhancement rider, incorporated by reference to this File on August 9, 1999.

      (g) Form of accumulated value enhancement rider, incorporated by reference to this File on August 9, 1999.

      (h) Form of death benefit enhancement rider for Revolution Value II Variable Annuity Contracts, incorporated by reference to this File, filed on January 9, 2003.

      (i) Form of Guaranteed Retirement Income Benefit Rider for Revolution Value II Variable Annuity Contracts, incorporated by reference to this File, filed on January 9, 2003.

      (j) Form of Highest Anniversary Value Death Benefit Rider for Revolution Value II Variable Annuity Contracts, incorporated by reference to this File, filed on January 9, 2003.

      (k) Form of Flexible premium deferred variable annuity contract for Revolution Value II Variable Annuity, incorporated by reference to this File, filed on January 9, 2003.

5. Form of contract application, incorporated by reference to Pre-Effective Amendment No. 1 to File No. 333-81103, filed on Form N-4 on August 9, 1999.

6.    (a)   John Hancock Life Insurance Company's Restated Articles of
            Organization, are incorporated by reference from Form S-6 to Post-Effective Amendment No. 10 to File No. 333-76662, filed on
            March 7, 2001.

      (b) John Hancock's Articles of Amendment are incorporated by reference from Pre-Effective Amendment No. 1 to File No. 333-91448, filed on September 23, 2002.

      (c) John Hancock Life Insurance Company's Amended and Restated By-Laws are hereby incorporated by reference to the Annual Report filed on Form 10-K, file No. 333-45862, filed with the Commission on March 28, 2002.

7.          Not Applicable.

8.    (a)   Form of Participation Agreement is incorporated by reference to the initial registration statement to File No. 333-08345, filed on Form
            N-4 on July 18, 1996.

      (b) Participation Agreement Among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, and Investors Partner Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

      (c) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and John Hancock Mutual Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

      (d) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and John Hancock Mutual Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

      (e) Participation Agreement Among MFS Variable Insurance Trust, John Hancock Mutual Life Insurance Company, and Massachusetts Financial Services Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

      (f) Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., John Hancock Mutual Life Insurance Company and Certain Of Its Affiliated Insurance Companies, Each On Behalf Of Itself And Its Separate Accounts, and John Hancock Funds, Inc., filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

      (g) Participation Agreement between Janus Aspen Series, Janus Capital Corporation, and John Hancock Life Insurance Company, filed in Post-Effective Amendment No. 9 to File No. 33-64364 on November 1, 2000, is incorporated by reference.

9. Opinion and Consent of Counsel, incorporated by reference from Post-Effective Amendment No. 4 to the Registrant's Registration Statement, filed with the Commission on October 19, 2001.

10.   (a)   Representation of counsel, filed herewith.

      (b)   Consent of independent auditors, filed herewith.

      (c)   Power of attorney for David F. D'Alessandro, Foster L. Aborn, Wayne
            A. Budd, John M. Connors, Jr., John M. De Ciccio, Richard B. DeWolfe, Robert E. Fast, Thomas P. Glynn, Michael C. Hawley, Edward
            H. Linde, R. Robert Popeo, and Robert J. Tarr are incorporated by reference to Post-Effective Amendment No. 2 to File No. 333-70734, filed on September 12, 2002. Power of attorney for Robert J. Davis, incorporated by reference to Post-Effective Amendment No. 6 to File No. 333-84783, filed on February 13, 2003.

11.         Not Applicable.

12.         Not Applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR at time of filing.

DIRECTORS               POSITIONS WITH THE DEPOSITOR
Dominic D'Alessandro    Director, Chairman
John D. DesPrez, III    Director, Senior Executive Vice President
James M. Benson         Director, President, Chief Executive Officer
Donald A. Guloien       Director, Senior Executive Vice President,
                        Chief Investment Officer
Jonathan Chiel          Director, Executive Vice President, General Counsel
Peter H. Rubenovitch    Director, Senior Executive Vice President
Beverly S. Margolian    Director, Executive Vice President

OFFICERS

Leo de Bever              Executive Vice President
James R. Boyle            Executive Vice President
Robert T. Cassato         Executive Vice President
Robert A. Cook            Executive Vice President
Simon R. Curtis           Executive Vice President
Marianne Harrison         Executive Vice President
Jeanne M. Livermore       Executive Vice President
James P. O'Malley         Executive Vice President
Daniel L. Ouellette       Executive Vice President
Jamie Shepherdson         Executive Vice President
Peter A. Stuart           Executive Vice President
Warren Thomson            Executive Vice President
Michele G. Van Leer       Executive Vice President
Alison Alden              Senior Vice President
Philip Armstrong          Senior Vice President
Peter Copestake           Senior Vice President, Treasurer
Marc Costantini           Senior Vice President
Steven Finch              Senior Vice President, Chief Financial Officer
James D. Gallagher        Senior Vice President
Patrick Gill              Senior Vice President, Controller
Peter Gordon              Senior Vice President
Richard Gourlay           Senior Vice President, Chief Auditor
Scott S. Hartz            Senior Vice President
Robert P. Horne           Senior Vice President
Norman Light              Senior Vice President
Gregory Mack              Senior Vice President
Ronald J. McHugh          Senior Vice President
John Ostler               Senior Vice President
William H. Palmer         Senior Vice President
Joseph P. Paster          Senior Vice President
Diana L. Scott            Senior Vice President
Ivor J. Thomas            Senior Vice President
John G. Vrysen            Senior Vice President
Keith Walter              Senior Vice President
Loida R. Abraham          Vice President
Emanuel Alves             Vice President, Counsel, Corporate Secretary
June Amori                Vice President
Roy V. Anderson           Vice President
Susan Bellingham          Vice President
Wendy A. Benson           Vice President
Stephen J. Blewitt        Vice President
Ronald J. Bocage          Vice President, Counsel
Richard A. Boutilier      Vice President
Robert Boyda              Vice President

George H. Braun           Vice President
James Brockelman          Vice President
John Burrow               Vice President
William Burrow            Vice President
Tyler Carr                Vice President
Philip Clarkson           Vice President, Counsel
Brian Collins             Vice President
Louise Corcoran           Vice President
John J. Danello           Vice President
Willma Davis              Vice President
Brent Dennis              Vice President
Michael Dommeruth         Vice President
Stephen Dunn              Vice President, Assistant Treasurer
Michael M. Epstein        Vice President, Counsel
Carol Nicholson Fulp      Vice President
John Egbert               Vice President
Edward Eng                Vice President
Paul C. English           Vice President
Patrick Flynn             Vice President
Joseph A. Fournier        Vice President
Richard Harris            Vice President
David Hayter              Vice President
Kevin Hill                Vice President
E. Kendall Hines          Vice President
Naveed Irshad             Vice President
Roy Kapoor                Vice President
Robert Kilimnik           Vice President
Frank Knox                Vice President
Jonathan Kutrubes         Vice President
Robert Leach              Vice President
David Libbey              Vice President
David Longfritz           Vice President
Katherine MacMillan       Vice President
Lynne E. Martel           Vice President
Janis K. McDonough        Vice President
C. Bruce Metzler          Vice President
Peter J. Mongeau          Vice President
Laura A. Moore            Vice President
Curtis Morrison           Vice President
Karen V. Morton-Grooms    Vice President, Counsel
Colm D. Mullarkey         Vice President
Scott Navin               Vice President
Barry S. Nectow           Vice President
Kenneth V. Nordstrom      Vice President
Geraldine F. Pangaro      Vice President
Phillip J. Peters         Vice President
Steven Pinover            Vice President
John W. Pluta             Vice President
Deborah A. Poppel         Vice President
S. Mark Ray               Vice President
Jill Rebman               Vice President
Karl G. Reinhold          Vice President
Mark Rizza                Vice President
George Rothauser          Vice President
Thomas Samoluk            Vice President
Yiji S. Starr             Vice President
Margo Sammons             Vice President
Joseph Scott              Vice President
Alan R. Seghezzi          Vice President, Counsel
Gordon Shone              Vice President

Jonnie Smith              Vice President
Bruce R. Speca            Vice President
Michael H. Studley        Vice President, Counsel
Brooks E. Tingle          Vice President
Dennis Turner             Vice President
Randy Zipse               Vice President
Wayne Zuk                 Vice President, Assistant Treasurer
Rosalie M. Calabraro      Assistant Secretary
Elizabeth A. Clark        Assistant Secretary
Grace M. O'Connell        Assistant Secretary
Stephen Dunn              Assistant Treasurer
Cathy Hopkinson           Assistant Treasurer
Maralyn Kobayashi         Assistant Treasurer, Senior Portfolio Manager
Kevin J. McWilliams       Assistant Treasurer
Peter S. Mitsopoulos      Assistant Treasurer
Benjamin O'Neill          Assistant Treasurer, Portfolio Manager
Faisal Rahman             Assistant Treasurer, Portfolio Manager
Peter Scavongelli         State Compliance Officer
Gordon Pansegrau          Chief Compliance Officer -  Investments

The principal business address for each of the above-named directors and officers of John Hancock is John Hancock Life Insurance Company, John Hancock Place, P.O. Box 111, Boston, MA 02117.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of JHLICO, operated as a unit investment trust. Registrant supports benefits payable under JHLICO's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Variable Series Trust I (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The Registrant and other separate accounts of John Hancock and JHLICO own controlling interests of the Trust's outstanding shares. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct John Hancock and JHLICO with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, JHLICO directly controls Registrant.

The Depositor is controlled by John Hancock Financial Services, Inc. ("JHFS"). A list of persons controlled by JHFS is incorporated by reference to Exhibit 21.1 from the Annual Report filed on Form 10-K of File No. 1-15607, filed on March 15, 2004.

On the effective date of this Amendment to the Registration Statement, JHFS and its subsidiaries are controlled by Manulife Financial Corporation ("MFS"). A list of other persons controlled by MFS as of December 31, 2004 appears below:

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                             AS OF DECEMBER 31, 2004

                                                                                                   JURISDICTION
                                                                                                        OF
AFFILIATE                                                         LEGAL ID     % OF EQUITY        INCORPORATION       DIVISION
---------                                                         --------     -----------       ----------------    -----------
Manulife Financial Corporation                                      0002            100               CANADA          Corporate

  JOHN HANCOCK HOLDINGS (DELAWARE) LLC                              0275            100              Delaware         Corporate

     JOHN HANCOCK FINANCIAL SERVICES, INC.                          0003            100              Delaware         Corporate

  THE MANUFACTURERS LIFE INSURANCE COMPANY                          0001            100               Canada          Corporate

     Manulife Bank of Canada                                        0058            100               Canada          Canadian
     Manulife Financial Services Inc.                               0199            100               Canada          Canadian
     Manulife Securities International Ltd.                         0079            100               Canada          Canadian
     Manulife Canada Ltd.                                           0157            100               Canada          Canadian
     First North American Insurance Company                         0111            100               Canada          Canadian
     Equinox Financial Group, Inc.                                  0239            100               Canada          Canadian
       EIS Insurance Services, Inc. (1.)                                             50               Canada          Canadian
       2733854 Canada Ltd. (2.)                                                     100               Canada          Canadian
     JLOC Holding Company                                                            30           Cayman Islands      Corporate
     Opportunity Finance Company                                                     30           Cayman Islands      Corporate
     Cantay Holdings Inc.                                           0051            100              Ontario          Corporate
     Canaccord Capital Inc.                                                       13.07          British Columbia     Corporate
     Regional Power Inc.                                            0136          83.50               Canada          Corporate
                                                                                     50             Philippines      Investments

                           ADDALAM POWER CORPORATION.

     Manulife Data Services Inc.                                    0081            100              Barbados         Corporate
     Manulife Enterprises (Alberta) Limited                         0276            100              Alberta          Corporate
       Manulife Enterprises (Bermuda) Limited                       0277            100              Bermuda          Corporate
     Manulife Capital Inc.                                          0278            100               Canada          Corporate
     P.V.S. Preferred Vision Services Inc.                                           20               Canada         Investments
     880 Belgrave Way Holdings Ltd.                                                 100          British Columbia    Investments
     Churchill Office Park Limited                                                   45              Canada          Investments
     Landex Properties Ltd.                                         0238            100          British Columbia    Investments
     Enterprise Capital Management Inc.                                              20               Ontario        Investments
     6212344 Canada Limited                                         0272            100               Canada         Investments
     SEAMARK Asset Management Ltd.                                                35.01               Canada         Investments
     1293319 Ontario Inc.                                           0170            100               Ontario        Investments
     3426505 Canada Inc.                                            0161            100               Canada         Investments
     FNA Financial Inc.                                             0115            100               Canada         Investments
       Elliot & Page Limited                                        0116            100               Ontario        Investments
     NAL Resources Limited                                          0117            100               Alberta        Investments
     NAL Resources Management Limited                               0120            100               Canada         Investments
       1050906 Alberta Ltd.                                         0127            100               Alberta        Investments
     2015500 Ontario Inc.                                           0154            100               Ontario        Investments
     NALC Holdings Inc. (3)                                         0103             50               Ontario        Investments
     2015401 Ontario Inc.                                           0140            100               Ontario        Investments
     2024385 Ontario Inc.                                           0153            100               Ontario        Investments
     Cavalier Cable, Inc. (4.)                                                       78              Delaware        Investments
     MFC Global Investment Management (U.S.A.) Limited              0156            100               Canada         Investments
     Resolute Energy Inc.                                                         11.42               Alberta        Investments

Micro Optics Design Corporation                                           17.69      Nevada       Investments
PK Liquidating Company II, LLC                                               18      Delaware     Investments
Intrepid Energy Corp.                                                        19      Alberta      Investments
Avotus Corp.                                                              10.13      Canada       Investments
Manulife Holdings (Alberta) Limited                               0201      100      Alberta         U.S.
  Manulife Holdings (Delaware) LLC                                0205      100      Delaware        U.S.
    The Manufacturers Investment Corporation                      0087      100      Michigan        U.S.
      Manulife Reinsurance Limited                                0067      100      Bermuda      Reinsurance
        Manulife Reinsurance (Bermuda) Limited                    0203      100      Bermuda      Reinsurance
      John Hancock Life Insurance Company (U.S.A.) (5.)           0019      100      Michigan        U.S.
        The Manufacturers Life Insurance Company of America       0017      100      Michigan        U.S.
        Manulife Service Corporation                              0007      100      Colorado        U.S.
        John Hancock Distributors LLC (6.)                        0005      100      Delaware        U.S.
        Aegis Analytical Corporation                                      15.41      Delaware     Investments
        John Hancock Investment Management Services, LLC (7.)     0097       60      Delaware        U.S.
        John Hancock Life Insurance Company of New York (8.)      0094      100      New York        U.S.
        Ironside Venture Partners I LLC                           0196      100      Delaware     Investments
           NewRiver Investor Communications Inc.                          11.29      Delaware     Investments
        Polymerix Corporation                                              11.4      Delaware     Investments
        Ennal, Inc.                                               0124      100      Delaware        U.S.
        Ironside Venture Partners II LLC                          0197      100      Delaware     Investments
        Manulife Property Management of Washington, D.C., Inc.              100    Wash., D.C.    Investments
        Avon Long Term Care Leaders LLC                           0158      100      Delaware        U.S.
        ESLS Investment Limited, LLC                                         25      Ohio          Corporate
        Flex Holding, LLC                                                  27.7      Delaware      Corporate
           Flex Leasing I, LLC                                            99.99      Delaware      Corporate
        MANULIFE LEASING CO., LLC                                            80      Delaware      Corporate


        Dover Leasing Investments, LLC                                       99      Delaware      Corporate
        MCC Asset Management, Inc.                                0186      100      Delaware        U.S.
MFC Global Fund Management (Europe) Limited                                 100      England      Investments
  MFC Global Investment Management (Europe) Limited               0064      100      England      Investments
WT (SW) Properties Ltd.                                           0082      100      England      Corporate
Manulife Europe Ruckversicherungs-Aktiengesellschaft              0138      100      Germany      Reinsurance
  Manulife Holdings (Bermuda) Limited                             0147      100      Bermuda      Reinsurance
    Manulife Management Services Ltd.                             0191      100      Barbados     Reinsurance
    Manufacturers P&C Limited                                     0036      100      Barbados     Reinsurance

                      MANUFACTURERS LIFE REINSURANCE LIMITED      0049      100      Barbados     Reinsurance

FCM Holdings Inc.                                                 0104      100    Philippines       Asia
Manulife (Singapore) Pte. Ltd.                                    0014      100     Singapore        Asia

  John Hancock Life Assurance Company, Ltd.                                 100     Singapore        Asia

The Manufacturers Life Insurance Co. (Phils.), Inc.                    0164      100   Philippines       Asia
  FCM Plans, Inc.                                                      0155      100   Philippines       Asia
  Manulife Financial Plans, Inc.                                       0187      100   Philippines       Asia
Manulife (Vietnam) Limited                                             0188      100   Vietnam           Asia
Manulife International Holdings Limited                                0152      100   Bermuda           Asia
  Manulife Provident Funds Trust Company Limited                       0163      100   Hong Kong         Asia
  Manulife Asset Management (Asia) Limited                                       100   Barbados          Asia
    Manulife Asset Management (Hong Kong) Limited                      0078      100   Hong Kong         Asia
    P.T. Manulife Aset Manajemen Indonesia                             0141       85   Indonesia         Asia
      P.T. Buanadaya Sarana Informatika (9.)                                      96   Indonesia         Asia
  Manulife (International) Limited                                     0028      100   Bermuda           Asia
    Manulife-Sinochem Life Insurance Co. Ltd.                          0043       51   China             Asia
    The Manufacturers (Pacific Asia) Insurance Company Limited         0061      100   Hong Kong         Asia

                      MANULIFE CONSULTANTS LIMITED                               100   Hong Kong         Asia

                      MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                   100   Hong Kong         Asia

    Manulife Financial Management Limited                                        100   Hong Kong         Asia
    Manulife Financial Group Limited                                             100   Hong Kong         Asia
    Manulife Financial Investment Limited                                        100   Hong Kong         Asia
P.T. Asuransi Jiwa Manulife Indonesia                                  0042       71   Indonesia         Asia
             P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                     0075       99   Indonesia         Asia

             P.T. MANULIFE INTIJAYA                                               90   Indonesia         Asia

             P.T. MANULIFE INTISARI                                               95   Indonesia         Asia

6306471 Canada Inc.                                                    0282      100   Canada          Corporate
  CDF (Thailand) Ltd.                                                  0287       90   Thailand          Asia
    OQC (Thailand) Ltd. (10.)                                          0288       51   Thailand          Asia
      Interlife John Hancock Assurance Public Company Limited (11.)    0286       70   Thailand          Asia
Manulife Technology & Services Sdn Bhd                                 0285      100   Malaysia          Asia
Manulife Alberta Limited                                               0279      100   Alberta         Corporate
  Manulife European Holdings (Bermuda) Limited                         0270      100   Bermuda         Corporate
    Manulife European Investments (Luxembourg) S.a.r.l.                0271      100   Luxembourg      Corporate
      Manulife Hungary Holdings Limited (12.)                          0149       99   Hungary         Corporate
MLI Resources Inc.                                                     0193      100   Alberta         Corporate
  Manulife Life Insurance Company (13.)                                0180    35.02   Japan             Japan
    MFC Global Investment Management (Japan) Limited                   0208      100   Japan             Japan
  Manulife Century Investments (Bermuda) Limited                       0172      100   Bermuda         Corporate
    Manulife Century Investments (Luxembourg) S.A.                     0173      100   Luxembourg      Corporate
      Manulife Century Investments (Netherlands) B.V.                  0174      100   Netherlands     Corporate
        Manulife Premium Collection Co., Ltd. (14.)                    0178       57   Japan             Japan
        Y.K. Manulife Properties Japan                                 0142      100   Japan             Japan
        Daihyaku Manulife Holdings (Bermuda) Limited                   0175      100   Bermuda         Corporate
        Manulife Century Holdings (Netherlands) B.V.                   0195      100   Netherlands     Corporate
Manulife Holdings (Hong Kong) Limited                                  0015      100   Hong Kong         Asia

MANULIFE (MALAYSIA) SDN.BHD.                      0074   100   Malaysia    Asia

Manulife Financial Systems (Hong Kong) Limited    0053   100   Hong Kong   Asia

(1.) 50% of EIS Insurance Services, Inc. is owned by The Manufacturers Life Insurance Company.

(2.)  Inactive subsidiaries are noted in italics.

(3)   50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(4.) 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company (U.S.A.).

(5.) Name change from The Manufacturers Life Insurance Company (U.S.A.) effective January 1, 2005.

(6.)  Name change from Manulife Financial Securities LLC effective January 1,
      2005.

(7.) Name change from Manufacturers Securities Services, LLC effective January 1, 2005. 40% of John Hancock Global Investment Management, LLC is owned by John Hancock Life Insurance Company of New York.

(8.) Name change from The Manufacturers Life Insurance Company of New York effective January 1, 2005.

(9.) 4% of P.T. Buanadaya Sarana Informatika is owned by P.T. Asuransi Jiwa Manulife Indonesia.

(10.) 49% of OQC (Thailand) Ltd. is owned by 6306489 Canada Inc.

(11.) 24.97% of Interlife John Hancock Assurance Public Company Limited is owned by The Manufacturers Life Insurance Company.

(12.) 1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(13.) 32.49% of Manulife Life Insurance Company is owned by Manulife Century
      Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V.

(14.) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century
      Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

ITEM 27. NUMBER OF CONTRACT OWNERS

Registrant had 47,955 Contract Owners as of March 1, 2005.

ITEM 28. INDEMNIFICATION

Pursuant to Article 8 of the Company's Bylaws and Section 67 of the Massachusetts Business Corporation Law, the Company indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of the Company.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Signator Investors, Inc. is the principal underwriter for the Fund, John Hancock Variable Annuity Accounts, I, JF, U, V, and H, and John Hancock Variable Life Accounts S, U, V, and UV.

(b)   OFFICERS / DIRECTORS of SIGNATOR INVESTORS, INC. at the time of filing.

                            SIGNATOR INVESTORS, INC.
                              OFFICERS / DIRECTORS

NAME                              TITLE
---------------------             ----------------------------------------------------------
William H. Palmer                 Chairman & CEO, Director
Wendy A. Benson                   President, COO, Director
Katherine P. Klingler             Vice President
Peter Copestake                   Vice President and Treasurer
Wayne Zuk                         Vice President, Treasury and Assistant Treasurer
Cathy Hopkinson                   Assistant Vice President, Treasury and Assistant Treasurer
David Hayter                      Assistant Vice President, Securities Operations
Grant D. Ward                     Secretary/Clerk, CCO
Mitchell A. Karman                Director
Daniel L. Ouellette               Director
Francis J. Taft                   Director
Ronald J. McHugh                  Director
Lawrence J. Niland                Director

-----------
All of the above-named officers and directors can be contacted at the following business address: Signator Investors, Inc., 197 Clarendon Street, C-8-8, Boston, MA 02117.

(c) The information under "Distribution" in the statement of additional information, forming a part of this registration statement, is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain, and preserve the records required by
Section 31 (a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

Signator Investors, Inc., John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. JHVLICO (at the same address), in its capacity as Registrant's depositor, and John Hancock (at the same address), in its capacities as Registrant's investment adviser, transfer agent, keep all other records required by Section 31 (a) of the Act.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information, or to provide a toll-free telephone number that applicants may call for this purpose.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) Registrant represents that, in connection with the sale of the Contracts offered pursuant to this Registration Statement, it has complied with the conditions of the SEC no-action letter regarding the purchase of variable annuity contracts under retirement plans meeting the requirements of

      Section 403(b) of the Internal Revenue Code (American Council of Life Insurance (pub. avail. Nov. 28, 1988)). Specifically, Registrant (1) has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in the prospectus; (2) will include appropriate disclosure regarding the redemption restrictions imposed by
      Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts; (3) will instruct sales representatives specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of potential plan participants; and (4) will obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemptions imposed by Section 403(b)(11) and the (b) the investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his Accumulated Value or Surrender Value.

(e) John Hancock Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 13th day of June, 2005.

JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY
    (Depositor)

By: /s/ James M. Benson
    ------------------------
    James M. Benson
    Director, President, CEO

JOHN HANCOCK LIFE INSURANCE COMPANY

By: /s/ James M. Benson
    ------------------------
    James M. Benson
    Director, President, CEO

                                   SIGNATURES

      As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 13th day of June, 2005.

Signature                       Title
----------------------          ------------------------------------------
/s/ James M. Benson             Director, President, CEO
----------------------          (Principal Executive Officer)
James M. Benson

/s/ Steven Finch                Senior Vice President and CFO
----------------------          (Principal Financial Officer)
Steven Finch

*                               Director, Executive Vice President,
----------------------          General Counsel
Jonathan Chiel

*                               Director, Chairman
----------------------
Dominic D'Alessandro

*                               Director, Senior Executive Vice President
----------------------
John D. DesPrez III

*                               Director, Senior Executive Vice President,
----------------------          Chief Investment Officer
Donald A. Guloien

*                               Director, Executive Vice President
----------------------
Beverly S. Margolian

*                               Director, Senior Executive Vice President
----------------------
Peter H. Rubenovitch

/s/ John D. DesPrez III
-----------------------------
JOHN D. DESPREZ III
Pursuant to Power of Attorney

INDEX TO EXHIBITS

                                    FORM N-4

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H

Exhibits

None